Significant Accounting Policies and Practices - Schedule of Common Stock Equivalents (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Common Stock Equivalents [Line Items]
Common stock equivalents, total	6,312,527	2,572,870	4,181,859	1,612,112
Convertible notes [Member]
Schedule of Common Stock Equivalents [Line Items]
Common stock equivalents, total	314,097	26,177	276,597	14,808
Warrants [Member]
Schedule of Common Stock Equivalents [Line Items]
Common stock equivalents, total	2,461,972	1,688,062	2,401,378	1,310,343
Options [Member]
Schedule of Common Stock Equivalents [Line Items]
Common stock equivalents, total	1,663,415	266,260	569,922	103,679
Series A Preferred Stock [Member]
Schedule of Common Stock Equivalents [Line Items]
Common stock equivalents, total	10,870		10,870
Series E Preferred Stock [Member]
Schedule of Common Stock Equivalents [Line Items]
Common stock equivalents, total	11	11	11	23
Series F Preferred Stock [Member]
Schedule of Common Stock Equivalents [Line Items]
Common stock equivalents, total	114,150	22,830	114,150	31,180
Series G Preferred Stock [Member]
Schedule of Common Stock Equivalents [Line Items]
Common stock equivalents, total	1,296,000	495,638	1,296,000	78,188
Series H Preferred Stock [Member]
Schedule of Common Stock Equivalents [Line Items]
Common stock equivalents, total	73,892	73,892	73,891	73,891
Series I Preferred Stock [Member]
Schedule of Common Stock Equivalents [Line Items]
Common stock equivalents, total	378,120		378,120